(logo) Fidelity Investments®||||||||||||||||||||||||||||||||||||||||||||||||||||||||||\\\\	Fidelity Pricing & Cash Management Services 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||\\\	March 24, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV (the trusts):

On behalf of all funds in the trusts as listed at the conclusion of this letter (the funds)

File Nos. 811-03329; 811-05511; 811-07205; 811-03759

Ladies and Gentlemen:

On behalf of the above-referenced funds, transmitted herewith for filing pursuant to Rule 14a-6(b) of Regulation 14A under the Securities Exchange Act of 1934 is the Notice, Proxy Statement, Solicitation Letter, and Form of Proxy mailed to shareholders of the funds.

The Annual Reports to shareholders were filed for all trusts pursuant to Rule 30b2-1 under the Investment Company Act of 1940.

The Notice, Proxy Statement, and Form of Proxy are tagged to indicate changes made since the preliminary filing on February 1, 2008.

List of funds in each trust:

Variable Insurance Products Fund: Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Overseas Portfolio, and Value Portfolio.

Variable Insurance Products Fund II: Contrafund Portfolio, Disciplined Small Cap Portfolio, and Index 500 Portfolio.

Variable Insurance Products Fund III: Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio.

Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples Portfolio, Emerging Markets Portfolio, Energy Portfolio, Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Materials Portfolio, Real Estate Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Sincerely,

/s/ Ilia Iovtchev
Ilia Iovtchev
Legal Product Group